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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tinicum Lantern II L.L.C.
Address:   800 Third Avenue
           40th Floor
           New York, New York 10022

Form 13F File Number: 28-12764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric M. Ruttenberg
Title:    Managing Member
Phone:    (212) 446-9300

Signature, Place, and Date of Signing:


/s/ Eric M. Ruttenberg
---------------------------   New York, New York     August 13, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $298,561 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                        FORM 13F INFORMATION TABLE

                                                           VALUE     SHARES/  SH  PUT/ INVEST   OTHER         VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCR   MANAGERS   SOLE      SHARED     NONE
----------------------------   --------------   --------- --------   -------  --- ---- ------ --------- ---------- --------- -------
ACCURIDE CORP NEW              COM NEW          00439T206  15,628   2,604,727  SH       SOLE            2,604,727
BREEZE EASTERN CORP            COM              106764103  21,439   3,303,373  SH       SOLE            3,303,373
CYMER INC                      COM              232572107 125,281   2,125,203  SH       SOLE            2,125,203
FORUM ENERGY TECHNOLOGIES IN   COM              34984V100  52,507   2,666,666  SH       SOLE            2,666,666
GSI GROUP INC CDA NEW          COM NEW          36191C205   1,346     117,471  SH       SOLE              117,471
LAMAR ADVERTISING CO           CL A             512815101  16,782     586,800  SH       SOLE              586,800
LAWSON PRODS INC               COM              520776105     173      18,700  SH       SOLE               18,700
LITTELFUSE INC                 COM              537008104  14,245     250,400  SH       SOLE              250,400
NEWPORT CORP                   COM              651824104     120      10,000  SH       SOLE               10,000
NUTRI SYS INC NEW              COM              67069D108  15,433   1,335,000  SH       SOLE            1,335,000
SIMPSON MANUFACTURING CO INC   COM              829073105   9,417     319,100  SH       SOLE              319,100
VEECO INSTRS INC DEL           COM              922417100  18,623     542,000  SH       SOLE              542,000
VISHAY PRECISION GROUP INC     COM              92835K103   7,567     542,419  SH       SOLE              542,419